Segment Information - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Segment Reporting [Abstract]
Recognized revenues | $	$ 83,000	$ 45,000	$ 128,000	$ 0	$ 0
Number of reportable segments | Segment			1